SEXTANT GROWTH FUND
Sextant Growth Fund
Investment Objective
Long-term capital growth.
Fees and Expenses
This section describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareowner Fees
Shareholder Fees - SEXTANT GROWTH FUND - USD ($)	Investor Shares	Z Shares
Shareowner Fees	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - SEXTANT GROWTH FUND	Investor Shares	Z Shares
Management Fees (vary with performance)	0.42%	0.42%
Distribution (12b-1) Fees	0.25%	none
Other Expenses	0.25%	0.28%
Total Annual Fund Operating Expenses	0.92%	0.70%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example - SEXTANT GROWTH FUND - USD ($)	1 year	3 years	5 years	10 years
Investor Shares	94	293	509	1,131
Z Shares	72	224	390	871

When you buy shares through a financial intermediary, that intermediary may charge a transaction fee or commission which is not reflected in the expenses table or example. Purchases and redemptions of Fund shares will be made at the daily net asset value established by the Fund (before imposition of a commission).
Portfolio Turnover
The Fund may have transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 17.04% of the average value of its portfolio.
Principal Investment Strategies
The Fund seeks long-term capital growth by investing in common stocks of US companies. The Fund diversifies its investments across industries and companies. The Fund looks for companies with growing revenues and earnings, favoring companies trading for less than the adviser's assessment of intrinsic value, which typically means companies with low price/earning multiples, low price to cash flow, and higher dividend yields. The Fund principally invests in securities of companies with market capitalizations greater than $1 billion.
Principal Risks of Investing
Market risk: The value of the Fund's shares rises and falls as the market value of the securities in which the Fund invests goes up and down. The market value of securities will fluctuate, sometimes significantly and unpredictably, with stocks generally being more volatile than bonds. When you redeem your shares, they may be worth more or less than what you paid for them. Only consider investing in the Fund if you are willing to accept the risk that you may lose money.

Equity securities risk: Equity securities may experience significant volatility in response to economic or market conditions or adverse events that affect a particular industry, sector, or company. Larger companies may have slower rates of growth as compared to smaller, faster-growing companies. Smaller companies may have more limited financial resources, products, or services, and tend to be more sensitive to changing economic or market conditions.

Growth investing risk: The Fund may invest in growth stocks, which may be more volatile than slower-growing value stocks, especially when market expectations are not met.

Liquidity risk: Liquidity risk exists when particular investments are difficult to sell and may be more difficult to value. If the Fund is forced to sell these investments during unfavorable conditions to meet redemptions or for other cash needs, the Fund may lose money on its investments. As a result, the Fund may be unable to achieve its objective.
Performance
Annual Total Return
The following bar chart presents the calendar year total returns of the Fund's Investor Shares before taxes. The bar chart provides an indication of the risks of investing in the Fund by showing changes in performance from year to year. A fund's past performance (before and after taxes) is not a guarantee of how a fund will perform in the future.

Performance data current to the most recent month-end and quarter-end are available on www.sextantfunds.com.

Best Quarter	Q1 2012	12.31%
Worst Quarter	Q4 2018	-16.00%

Average Annual Total Returns
The table below presents the average annual returns for the Fund and provides an indication of the risks of investing in the Fund by showing how the Fund's average annual returns for 1, 5, and 10 years compare to those of a broad-based market index.
Periods ended December 31, 2018
Average Annual Total Returns - SEXTANT GROWTH FUND	Label	1 Year	5 Year	10 Year	Since Inception	Inception Date
Investor Shares	SSGFX	0.42%	6.28%	10.48%
Investor Shares | Return after taxes on distributions		(0.75%)	4.94%	9.52%
Investor Shares | Return after taxes on distributions and sale of Fund shares		0.23%	4.43%	9.04%
Z Shares	SGZFX	0.67%			5.66%	Jun. 02, 2017
S&P 500 Index (reflects no deduction for fees, expenses or taxes)		(4.38%)	8.49%	13.11%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates but do not reflect the impact of any state or local taxes. Actual after-tax returns depend on an investor's tax situation and likely differ from those shown. After-tax illustrations are not relevant to retirement plans, corporations, trusts, or other investors that are tax-deferred, tax-exempt, or taxed at special rates.